Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in property and equipment [Line Items]
Beginning balance	₩ 179,875,535	₩ 177,865,308
Acquisitions	14,987,494	14,667,574
Disposals	(555,087)	(531,059)
Depreciation	(13,833,106)	(12,868,596)
Impairment	(11,240)	(17,031)	₩ (37,311)
Others	2,519,167	759,339
Ending balance	182,982,763	179,875,535	177,865,308
Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	314,879,755
Ending balance	330,210,469	314,879,755
Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(133,721,042)
Ending balance	(145,913,633)	(133,721,042)
Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(749,537)
Ending balance	(758,137)	(749,537)
Government grants
Changes in property and equipment [Line Items]
Beginning balance	(533,641)
Ending balance	(555,936)	(533,641)
Land
Changes in property and equipment [Line Items]
Beginning balance	14,370,684
Ending balance	14,520,652	14,370,684
Land | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	14,398,088	14,270,937
Acquisitions	28,390	23,519
Disposals	(38,162)	(15,302)
Depreciation	0	0
Impairment	0	0
Others	159,739	118,934
Ending balance	14,548,055	14,398,088	14,270,937
Land | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	14,426,253
Ending balance	14,577,296	14,426,253
Land | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Land | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(28,165)
Ending balance	(29,241)	(28,165)
Land | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(27,404)	(27,405)
Acquisitions	0	0
Disposals	1	1
Depreciation	0	0
Impairment	0	0
Others	0	0
Ending balance	(27,403)	(27,404)	(27,405)
Buildings
Changes in property and equipment [Line Items]
Beginning balance	13,313,977
Ending balance	13,355,743	13,313,977
Buildings | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	13,360,204	13,292,200
Acquisitions	3,767	3,706
Disposals	(13,366)	(6,221)
Depreciation	(984,288)	(938,549)
Impairment	(1,351)	0
Others	1,032,495	1,009,068
Ending balance	13,397,461	13,360,204	13,292,200
Buildings | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	25,236,830
Ending balance	26,217,223	25,236,830
Buildings | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(11,870,875)
Ending balance	(12,812,659)	(11,870,875)
Buildings | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(5,751)
Ending balance	(7,103)	(5,751)
Buildings | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(46,227)	(50,437)
Acquisitions	0	0
Disposals	0	0
Depreciation	4,508	5,070
Impairment	0	0
Others	1	(860)
Ending balance	(41,718)	(46,227)	(50,437)
Structures
Changes in property and equipment [Line Items]
Beginning balance	50,732,120
Ending balance	51,643,202	50,732,120
Structures | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	50,890,001	50,449,235
Acquisitions	16,201	18,486
Disposals	(303,046)	(311,877)
Depreciation	(2,873,012)	(2,828,065)
Impairment	(9,154)	0
Others	4,071,949	3,562,222
Ending balance	51,792,939	50,890,001	50,449,235
Structures | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	86,010,823
Ending balance	89,573,695	86,010,823
Structures | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(35,111,297)
Ending balance	(37,762,078)	(35,111,297)
Structures | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(9,525)
Ending balance	(18,678)	(9,525)
Structures | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(157,881)	(165,608)
Acquisitions	0	0
Disposals	1,330	1,611
Depreciation	9,458	9,562
Impairment	0	0
Others	(2,644)	(3,446)
Ending balance	(149,737)	(157,881)	(165,608)
Machinery
Changes in property and equipment [Line Items]
Beginning balance	53,697,222
Ending balance	56,850,185	53,697,222
Machinery | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	53,817,046	54,191,785
Acquisitions	341,652	184,532
Disposals	(199,670)	(195,673)
Depreciation	(6,311,423)	(6,062,471)
Impairment	(735)	(6,331)
Others	9,308,861	5,705,204
Ending balance	56,955,731	53,817,046	54,191,785
Machinery | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	113,735,035
Ending balance	122,610,077	113,735,035
Machinery | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(59,381,603)
Ending balance	(65,120,941)	(59,381,603)
Machinery | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(536,386)
Ending balance	(533,405)	(536,386)
Machinery | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(119,824)	(127,126)
Acquisitions	0	0
Disposals	522	1,230
Depreciation	16,076	17,413
Impairment	0	0
Others	(2,320)	(11,341)
Ending balance	(105,546)	(119,824)	(127,126)
Ships
Changes in property and equipment [Line Items]
Beginning balance	12,365
Ending balance	10,534	12,365
Ships | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	12,365	13,476
Acquisitions	0	0
Disposals	0	0
Depreciation	(1,865)	(1,812)
Impairment	0	0
Others	34	701
Ending balance	10,534	12,365	13,476
Ships | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	17,845
Ending balance	17,870	17,845
Ships | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(5,480)
Ending balance	(7,336)	(5,480)
Ships | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Ships | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Vehicles
Changes in property and equipment [Line Items]
Beginning balance	80,537
Ending balance	78,706	80,537
Vehicles | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	83,374	87,687
Acquisitions	4,311	5,778
Disposals	(223)	(76)
Depreciation	(43,837)	(40,760)
Impairment	0	0
Others	37,826	30,745
Ending balance	81,451	83,374	87,687
Vehicles | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	421,349
Ending balance	452,812	421,349
Vehicles | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(337,859)
Ending balance	(371,245)	(337,859)
Vehicles | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(116)
Ending balance	(116)	(116)
Vehicles | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(2,837)	(2,045)
Acquisitions	0	0
Disposals	8	0
Depreciation	1,233	960
Impairment	0	0
Others	(1,149)	(1,752)
Ending balance	(2,745)	(2,837)	(2,045)
Equipment
Changes in property and equipment [Line Items]
Beginning balance	424,943
Ending balance	434,181	424,943
Equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	430,875	435,741
Acquisitions	84,020	62,291
Disposals	(236)	(264)
Depreciation	(210,376)	(206,894)
Impairment	0	0
Others	133,813	140,001
Ending balance	438,096	430,875	435,741
Equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	2,341,242
Ending balance	2,512,223	2,341,242
Equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,909,992)
Ending balance	(2,073,752)	(1,909,992)
Equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(375)
Ending balance	(375)	(375)
Equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(5,932)	(6,608)
Acquisitions	0	0
Disposals	0	0
Depreciation	2,118	2,011
Impairment	0	0
Others	(101)	(1,335)
Ending balance	(3,915)	(5,932)	(6,608)
Tools
Changes in property and equipment [Line Items]
Beginning balance	164,412
Ending balance	172,430	164,412
Tools | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	164,474	178,501
Acquisitions	32,825	30,598
Disposals	(68)	(364)
Depreciation	(82,603)	(78,487)
Impairment	0	0
Others	59,108	34,226
Ending balance	173,736	164,474	178,501
Tools | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,354,532
Ending balance	1,428,994	1,354,532
Tools | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,190,057)
Ending balance	(1,255,257)	(1,190,057)
Tools | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(1)
Ending balance	(1)	(1)
Tools | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(62)	(99)
Acquisitions	0	0
Disposals	0	0
Depreciation	341	38
Impairment	0	0
Others	(1,585)	(1)
Ending balance	(1,306)	(62)	(99)
Construction in progress
Changes in property and equipment [Line Items]
Beginning balance	31,835,028
Ending balance	31,060,792	31,835,028
Construction in progress | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	32,008,502	28,041,471
Acquisitions	14,335,323	14,069,968
Disposals	0	(1,511)
Depreciation	0	0
Impairment	0	(10,700)
Others	(15,059,467)	(10,090,726)
Ending balance	31,284,358	32,008,502	28,041,471
Construction in progress | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	32,031,297
Ending balance	31,307,153	32,031,297
Construction in progress | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Construction in progress | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(22,795)
Ending balance	(22,795)	(22,795)
Construction in progress | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(173,474)	(135,926)
Acquisitions	6,806	5,544
Disposals	75	0
Depreciation	0	0
Impairment	0	0
Others	(56,973)	(43,092)
Ending balance	(223,566)	(173,474)	(135,926)
Right-of-use assets
Changes in property and equipment [Line Items]
Beginning balance	3,363,743
Ending balance	3,046,396	3,363,743
Right-of-use assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	3,363,743	3,711,125
Acquisitions	132,495	261,862
Disposals	(2,252)	(2,613)
Depreciation	(538,995)	(536,517)
Impairment	0	0
Others	91,405	(70,114)
Ending balance	3,046,396	3,363,743	3,711,125
Right-of-use assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	6,041,794
Ending balance	6,031,076	6,041,794
Right-of-use assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(2,678,051)
Ending balance	(2,984,680)	(2,678,051)
Right-of-use assets | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Right-of-use assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Retirements, property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	9,733,574
Ending balance	9,748,444	9,733,574
Retirements, property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	9,733,574	11,288,967
Acquisitions	0	0
Disposals	0	0
Depreciation	(1,809,280)	(1,251,446)
Impairment	0	0
Others	1,824,150	(303,947)
Ending balance	9,748,444	9,733,574	11,288,967
Retirements, property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	17,007,088
Ending balance	18,283,796	17,007,088
Retirements, property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(7,127,091)
Ending balance	(8,388,929)	(7,127,091)
Retirements, property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(146,423)
Ending balance	(146,423)	(146,423)
Retirements, property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	2,146,930
Ending balance	2,061,498	2,146,930
Other property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	2,146,930	2,419,437
Acquisitions	1,704	1,290
Disposals	0	0
Depreciation	(1,011,161)	(958,649)
Impairment	0	0
Others	924,025	684,852
Ending balance	2,061,498	2,146,930	₩ 2,419,437
Other property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	16,255,667
Ending balance	17,198,254	16,255,667
Other property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(14,108,737)
Ending balance	(15,136,756)	(14,108,737)
Other property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	₩ 0	₩ 0